ESTIMATION OF FAIR VALUE - Extraction rate (Details)	12 Months Ended
Dec. 31, 2019
Weighted Average
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
0 to 3
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	19.00%
Later than three years and not later than four years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
Later than four years and not later than five years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
Later than five years and not later than six years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
Later than six years and not later than seven years [member]
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
7 to 18
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
More than 18
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	21.00%